Investment Objectives and Goals - Defiance Robotics Actuators ETF	Sep. 12, 2026
Prospectus [Line Items]
Risk/Return [Heading]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Robotics Actuators ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the MarketVector™ Humanoid Actuator Index (the “Index”).